Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2007	$ 45,927	$ (5,305)	$ 106,174	$ (1,098)	$ 145,698
Balance, shares at Dec. 31, 2007	55,299
Issuance of common stock (in shares)	100
Issuance of common stock	163				163
Change in noncontrolling interest			(5,091)		(5,091)
Payment of dividends			(5,537)		(5,537)
Comprehensive income (loss):
Net income			72,272		72,272
Changes in fair value of hedges, net of taxes				59,169	59,169
Comprehensive income (loss)					131,441
Balance at Dec. 31, 2008	46,090	(5,305)	167,818	58,071	266,674
Balance, shares at Dec. 31, 2008	55,399
Issuance of common stock (in shares)	4,761
Issuance of common stock	12,850				12,850
Treasury stock, shares	(160)
Treasury stock		(431)			(431)
Purchase of noncontrolling interest	(2,844)				(2,844)
Change in noncontrolling interest			176		176
Payment of dividends			(5,663)		(5,663)
Comprehensive income (loss):
Net income			24,986		24,986
Changes in fair value of hedges, net of taxes				(37,249)	(37,249)
Comprehensive income (loss)					(12,263)
Balance at Dec. 31, 2009	56,096	(5,736)	187,317	20,822	258,499
Balance, shares at Dec. 31, 2009	60,000
Change in noncontrolling interest			4,702		4,702
Payment of dividends			(6,000)		(6,000)
Comprehensive income (loss):
Net income			37,551		37,551
Changes in fair value of hedges, net of taxes				(14,845)	(14,845)
Comprehensive income (loss)					22,706
Balance at Dec. 31, 2010	$ 56,096	$ (5,736)	$ 223,570	$ 5,977	$ 279,907
Balance, shares at Dec. 31, 2010	60,000